Schedule: Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	May. 02, 2015	May. 03, 2014	Apr. 27, 2013
Allowance for Doubtful Accounts
Balance at beginning of period	$ 8,841	$ 6,088	$ 5,941
Addition charged (recovery) to costs and expenses	1,402	3,337	516
Write-offs/ Deductions	(4,165)	(584)	(369)
Balance at end of period	6,078	8,841	6,088
Sales Returns Reserves
Balance at beginning of period	6,533	8,811	19,788
Addition charged (recovery) to costs and expenses	24,484	38,001	26,495
Write-offs/ Deductions	(26,394)	(40,279)	(37,472)
Balance at end of period	$ 4,623	$ 6,533	$ 8,811